Supplemental Information On Oil And Gas Exploration And Production Activities (Costs Incurred In Oil And Gas Property Acquisition And Development Activities) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Information On Oil And Gas Exploration And Production Activities [Abstract]
Acquisition	$ 7,857	$ 5,073	$ 19,874
Development of proved undeveloped properties	18,022	5,319
Total	$ 25,879	$ 10,392	$ 19,874